Other Current Assets and Liabilities - Schedule of Other Current Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Other Current Liabilities Abstract
Accrued bonus	¥ 364	¥ 241
Tax payables	62	67
Accrued paid leaves	52	51
Cryptocurrency payable	40
Advance payment and other	18	1
Total	¥ 536	¥ 360